FAIR VALUE MEASUREMENTS (Details - liabilities measures at fair value)	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	$ 0
Additional warrant and derivative liability	896,798
Change in fair value	(318,452)
Balance - September 30, 2023	578,346
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	0
Additional warrant and derivative liability	579,818
Change in fair value	(368,908)
Balance - September 30, 2023	210,910
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	0
Additional warrant and derivative liability	316,980
Change in fair value	50,456
Balance - September 30, 2023	$ 367,436